Notes payable (Details)		12 Months Ended
	Jun. 04, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023
Notes payable (Details) [Line Items]
Notes payable balance		$ 1,300,549		$ 619,029
Interest rate		26.50%	26.50%	26.50%	26.50%	26.50%
Tax rebate received refund		$ 1,002,661	$ 1,564,069
Total loan payable including interest (in Dollars)			1,311,067
Remaining notes payable (in Dollars)			250,002
Obtained loan from primary custodian	$ 1,000,000
Bitcoin units held as collateral (in Dollars per share) | $ / shares	$ 14.87584
Bitcoin pledged per share (in Dollars per share) | $ / shares	$ 18.32
Bitcoin pledged amount	$ 1,601,865
Loan carries an annual interest rate payable monthly	9.00%
Percentage of maintain collateral fair value of least outstanding loan balance	150.00%
Notes payable origination fee incurred	$ 5,000
RH Capital Finance CO LLC [Member]
Notes payable (Details) [Line Items]
Issued note payable		$ 466,506	$ 710,000	$ 328,525	$ 500,000
Interest rate		17.00%	17.00%	17.00%	17.00%
Accrued interest		$ 27,667	$ 42,538	$ 38,067	$ 58,528
RH Capital [Member]
Notes payable (Details) [Line Items]
Issued note payable		$ 635,496	$ 960,000
Interest rate		16.00%	16.00%
Accrued interest		$ 42,942	$ 64,409
Prismic [Member]
Notes payable (Details) [Line Items]
Notes payable balance		$ 300,549